11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 16) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	$ 163	$ 177
Current salaries and social security payable	2,726	3,180
Seniority - based bonus
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	148	171
Early retirements payable
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Non current salaries and social security payable	15	6
Current salaries and social security payable	10	7
Salaries and social security contributions
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	918	855
Provision for vacations
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	711	991
Provision for gratifications and annual bonus for efficiency
DisclosureOfSalariesAndSocialSecurityPayableLineItems [Line Items]
Current salaries and social security payable	$ 1,087	$ 1,327